Revenue from Contracts with Customers - Deferred Contract Costs (Details) - Drilling expense - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Capitalized Contract Cost [Line Items]
Additional deferred contract costs	$ 27	$ 6
Amortization of deferred contract costs	(22)	(15)
Predecessor
Capitalized Contract Cost [Line Items]
Deferred contract costs, beginning of period	15	20
Deferred contract costs, end of period	$ 20	$ 11